Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2011
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Central Index Key	dei_EntityCentralIndexKey	0000772129
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 23, 2012
Prospectus Date	rr_ProspectusDate	Jun. 30, 2011
Supplement [Text Block]	gmofx_SupplementTextBlock	GMO TRUST Amended and Restated Supplement dated April 23, 2012 to GMO Trust Prospectus and Statement of Additional Information, each dated June 30, 2011
GMO BENCHMARK-FREE ALLOCATION FUND | GMO TRUST
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmofx_SupplementTextBlock	Benchmark-Free Allocation Fund Effective January 1, 2012, the description of GMO Benchmark-Free Allocation Fund on pages 138-140 of the Prospectus is amended and restated as follows:
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a positive total return. The Fund does not have a particular securities market index as a benchmark and does not seek to outperform a particular index or blend of indices (i.e., the Fund seeks positive return, not “relative” return).
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated as of June 2011. The amount includes purchase premiums and redemption fees of the underlying GMO Funds.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption	gmofx_ExpenseExampleWithRedemptionAbstract
Expense Example by Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the International Equity Funds, the U.S. Equity Funds, the Fixed Income Funds, Alpha Only Fund, Alternative Asset Opportunity Fund, Debt Opportunities Fund, High Quality Short-Duration Bond Fund, Special Situations Fund, World Opportunity Overlay Fund and Implementation Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may invest in securities directly.

The Fund implements its strategy by allocating its assets among asset classes represented by the underlying Funds (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income and commodities). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially invested in underlying Funds that primarily invest in a single asset class (e.g., Fixed Income Funds). In addition, the Fund is not restricted in its exposure to any particular market. Although the Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times, it also may have substantial exposure to a particular country or type of country (e.g., emerging countries).

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments. The Manager’s ability to shift investments among the underlying Funds is not subject to any limits. The Fund may invest substantially all of its assets in a few underlying Funds that primarily invest in the same asset class and may, at times, also invest a substantial portion of its assets in a single underlying Fund. The Fund also reserves the right to invest directly in asset classes, or to adjust its exposure to asset classes, through direct investments.

Prior to January 1, 2012, the Fund served predominantly as the principal component of a broader real return strategy, and the Fund’s investors were predominantly separate account clients of the Manager. The Fund was also offered on a stand-alone basis to the Manager’s partners and employees. Beginning on January 1, 2012, the Fund will be managed as a stand-alone investment strategy. The Manager expects that the Fund’s investment exposures will not differ significantly from the allocations the Fund would have had as a component of the broader real return, although the Fund will likely allocate a greater percentage of its assets to strategies that have cash-like benchmarks.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Risk – Fixed Income Securities – Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests do not perform as expected.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Commodities Risk – To the extent an underlying Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

• Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

• Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

• Natural Resources Risk – To the extent an underlying fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index and the Consumer Price Index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index and the Consumer Price Index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns in the table reflect current purchase premiums and redemption fees.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 9.19% (2Q2009) Lowest Quarter: -6.90% (4Q2008) Year-to-Date (as of 3/31/11): 1.92%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010	[1]
GMO BENCHMARK-FREE ALLOCATION FUND | Class III, GMO Benchmark-Free Allocation Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class III
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.09%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.09%
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.65%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.39%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[3]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	0.89%
Expense Example, With Redemption	gmofx_ExpenseExampleWithRedemptionAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	109	[4]
3 Years	rr_ExpenseExampleYear03	350	[5]
5 Years	rr_ExpenseExampleYear05	610	[5]
10 Years	rr_ExpenseExampleYear10	1,353	[5]
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class III
1 Year	rr_ExpenseExampleNoRedemptionYear01	100	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	340	[5]
5 Years	rr_ExpenseExampleNoRedemptionYear05	599	[5]
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,340	[5]
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	18.15%	[1]
2005	rr_AnnualReturn2005	16.44%	[1]
2006	rr_AnnualReturn2006	12.93%	[1]
2007	rr_AnnualReturn2007	11.28%	[1]
2008	rr_AnnualReturn2008	(11.23%)	[1]
2009	rr_AnnualReturn2009	20.65%	[1]
2010	rr_AnnualReturn2010	4.91%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.19%	[1]
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(6.90%)	[1]
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	1.92%	[1]
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO BENCHMARK-FREE ALLOCATION FUND | Class IV, GMO Benchmark-Free Allocation Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class IV
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.09%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.09%
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IV
Management fee	rr_ManagementFeesOverAssets	0.65%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.34%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[3]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	0.84%
Expense Example, With Redemption	gmofx_ExpenseExampleWithRedemptionAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class IV
1 Year	rr_ExpenseExampleYear01	104	[4]
3 Years	rr_ExpenseExampleYear03	334	[5]
5 Years	rr_ExpenseExampleYear05	583	[5]
10 Years	rr_ExpenseExampleYear10	1,295	[5]
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class IV
1 Year	rr_ExpenseExampleNoRedemptionYear01	95	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	324	[5]
5 Years	rr_ExpenseExampleNoRedemptionYear05	572	[5]
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,282	[5]
GMO BENCHMARK-FREE ALLOCATION FUND | Return Before Taxes | Class III, GMO Benchmark-Free Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.72%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.11%	[1]
10 Years	rr_AverageAnnualReturnYear10		[1]
Inception	rr_AverageAnnualReturnSinceInception	12.00%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003
GMO BENCHMARK-FREE ALLOCATION FUND | Return After Taxes on Distributions | Class III, GMO Benchmark-Free Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.19%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.42%	[1]
10 Years	rr_AverageAnnualReturnYear10		[1]
Inception	rr_AverageAnnualReturnSinceInception	9.27%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003
GMO BENCHMARK-FREE ALLOCATION FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Benchmark-Free Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.14%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.86%	[1]
10 Years	rr_AverageAnnualReturnYear10		[1]
Inception	rr_AverageAnnualReturnSinceInception	9.18%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003
GMO BENCHMARK-FREE ALLOCATION FUND | MSCI World Index | Class III, GMO Benchmark-Free Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	MSCI World Index
Index No Deduction For Fees, Expenses, Taxes (for MSCI World Index, returns are net of withholding tax)	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	11.76%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.43%	[1]
10 Years	rr_AverageAnnualReturnYear10		[1]
Inception	rr_AverageAnnualReturnSinceInception	7.14%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003
GMO BENCHMARK-FREE ALLOCATION FUND | Consumer Price Index | Class III, GMO Benchmark-Free Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Consumer Price Index
Index No Deduction For Fees, Expenses, Taxes (for MSCI World Index, returns are net of withholding tax)	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.25%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.18%	[1]
10 Years	rr_AverageAnnualReturnYear10		[1]
Inception	rr_AverageAnnualReturnSinceInception	2.47%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Consumer Price Index
GMO U.S. SMALL/MID CAP VALUE FUND | GMO TRUST
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO U.S. Small/Mid Cap Value Fund
Supplement Strategy Narrative [Text Block]	gmofx_SupplementStrategyNarrativeTextBlock

Effective January 16, 2012, GMO U.S. Small/Mid Cap Value Fund is renamed “GMO U.S. Small/Mid Cap Fund” and the first paragraph of the section captioned “Principal investment strategies” on page 16 of the Prospectus is amended and restated as follows:

The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 2500 Index.

Effective January 16, 2012, the Fund’s benchmark is the Russell 2500 Index. The Russell 2500 Index is an independently maintained and widely published index that measures the performance of the small to mid-cap segment of the U.S. equity universe. The Russell 2500 is a subset of the Russell 3000 Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

GMO TAX-MANAGED U.S. EQUITIES FUND, GMO TOBACCO-FREE CORE FUND AND GMO U.S. SMALL/MID CAP GROWTH FUND | GMO TRUST
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO Tax-Managed U.S. Equities Fund, GMO Tobacco-Free Core Fund and GMO U.S. Small/Mid Cap Growth Fund
Supplement [Text Block]	gmofx_SupplementTextBlock	GMO Tax-Managed U.S. Equities Fund, GMO Tobacco-Free Core Fund and GMO U.S. Small/Mid Cap Growth Fund have been liquidated.
GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND | GMO TRUST
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO Currency Hedged International Equity Fund
Supplement Strategy Narrative [Text Block]	gmofx_SupplementStrategyNarrativeTextBlock

The first two sentences of the section captioned “Principal investment strategies” on page 73 of the Prospectus are amended and restated as follows:

The Fund is a fund of funds and invests primarily in other GMO Funds. The Fund may invest in International Core Equity Fund, International Intrinsic Value Fund, International Large/Mid Cap Value Fund, International Growth Equity Fund, International Small Companies Fund, Asset Allocation International Small Companies Fund, and Flexible Equities Fund (collectively, the “underlying Funds”).

GMO STRATEGIC FIXED INCOME FUND | GMO TRUST
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO Strategic Fixed Income Fund
Supplement [Text Block]	gmofx_SupplementTextBlock	Effective December 9, 2011, the Fund charges a purchase premium and a redemption fee, which will be paid to and retained by the Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs incurred by the Fund as a result of a purchase or redemption of its shares by allocating estimated transaction costs to the purchasing or redeeming shareholder. The following table is added to the section captioned “Fees and expenses” on page 85 of the Prospectus:
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Example	rr_ExpenseExampleAbstract
Supplement Example Heading [Text Block]	gmofx_SupplementExampleHeadingTextBlock	In addition, the section captioned “Example” on page 85 is replaced with the following:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption	gmofx_ExpenseExampleWithRedemptionAbstract
Expense Example by Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
GMO STRATEGIC FIXED INCOME FUND | Class III, GMO Strategic Fixed Income Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class III
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.20%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.20%
Expense Example, With Redemption	gmofx_ExpenseExampleWithRedemptionAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	84	[6]
3 Years	rr_ExpenseExampleYear03	193
5 Years	rr_ExpenseExampleYear05	312
10 Years	rr_ExpenseExampleYear10	659
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class III
1 Year	rr_ExpenseExampleNoRedemptionYear01	63	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	170
5 Years	rr_ExpenseExampleNoRedemptionYear05	287
10 Years	rr_ExpenseExampleNoRedemptionYear10	628
GMO STRATEGIC FIXED INCOME FUND | Class VI, GMO Strategic Fixed Income Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class VI
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.20%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.20%
Expense Example, With Redemption	gmofx_ExpenseExampleWithRedemptionAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class VI
1 Year	rr_ExpenseExampleYear01	75	[6]
3 Years	rr_ExpenseExampleYear03	162
5 Years	rr_ExpenseExampleYear05	257
10 Years	rr_ExpenseExampleYear10	537
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class VI
1 Year	rr_ExpenseExampleNoRedemptionYear01	54	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	139
5 Years	rr_ExpenseExampleNoRedemptionYear05	232
10 Years	rr_ExpenseExampleNoRedemptionYear10	506
GMO GLOBAL BALANCED ASSET ALLOCATION FUND | GMO TRUST
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO Global Balanced Asset Allocation Fund
Supplement [Text Block]	gmofx_SupplementTextBlock	Effective September 15, 2011 (the “Effective Date”), GMO Global Balanced Asset Allocation Fund was renamed “GMO Global Asset Allocation Fund.” In conjunction with the name change, as of the Effective Date, the Fund is no longer bound by its policy to invest at least 25% of its assets in fixed income investments and at least 25% of its assets in equity investments, and the description of the Fund’s principal investment strategies on page 132 of the Prospectus is replaced with the following:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the International Equity Funds, the U.S. Equity Funds, the Fixed Income Funds, Alpha Only Fund, Alternative Asset Opportunity Fund, Debt Opportunities Fund, High Quality Short-Duration Bond Fund, Special Situations Fund and World Opportunity Overlay Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund may be exposed to foreign and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including asset-backed securities and other fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, foreign fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments. Under normal circumstances, the Manager intends to invest not more than 85% of the Fund’s assets in the U.S. Equity and International Equity Funds.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Effective April 23, 2012, GMO Global Asset Allocation Fund’s benchmark is renamed the “Global Asset Allocation Index.” The GMO Global Asset Allocation Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) 48.75% S&P 500 Index, 16.25% MSCI ACWI ex-U.S. Index (MSCI Standard Index Series), and 35% Barclays Capital U.S. Aggregate Index from 6/30/2002 through 3/31/2007; and (ii) 65% MSCI ACWI (All Country World Index) Index (MSCI Standard Index Series) and 35% Barclays Capital U.S. Aggregate Index thereafter. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

GMO EMERGING DOMESTIC OPPORTUNITIES FUND | GMO TRUST
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO Emerging Domestic Opportunities Fund
Supplement Annual Fund Operating Expenses Table Footnote [Text Block]	gmofx_SupplementAnnualFundOperatingExpensesTableFootnoteTextBlock

Footnote 2 to the table captioned “Annual Fund operating expenses” on page 64 of the Prospectus is amended and restated as follows:

[2] Subject to certain exclusions (“Excluded Fund Fees and Expenses), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.75% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include (i) shareholder service fees, (ii) underlying fund expenses, (iii) any portion of the Fund’s annual custodial fees that exceeds 0.10% of the Fund’s average daily net assets, (iv) independent Trustee expenses, (v) certain legal costs, (vi) investment-related costs (e.g., brokerage commissions and securities lending fees), (vii) extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Annual Fund operating expenses	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012

[1]	The returns are for Class III shares of the Fund under the Fund's prior fee arrangement. Under the Fund's current fee arrangement, the returns would have been lower.
[2]	Restated as of June 2011. The amount includes purchase premiums and redemption fees of the underlying GMO Funds.
[3]	The Manager has agreed to waive and/or reduce the Fund's management and shareholder service fees in order to offset the management and shareholder service fees charged by the underlying GMO Funds in which the Fund invests. In addition, the Manager has agreed to reimburse the Fund for certain of its operational expenses.
[4]	After expense reimbursements/waivers noted in expense table
[5]	Reflects fee reductions set forth in the Fund's management agreement and servicing and supplemental support agreement.
[6]	After reimbursement